NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Notes and Loans Payable [Abstract]
Revolving credit note payable to PNC Bank N.A. ("PNC")	$ 18,077,000	$ 24,393,000
Term loans, PNC	3,841,000	6,649,000
Capital lease obligations	3,281,000	4,215,000
Related party note payable, net of debt discount	2,263,000	1,086,000
Notes Payable (private placement), net of debt discount	3,261,000	627,000
Subtotal	30,723,000	36,970,000
Less: Current portion of notes and capital lease obligations	(23,690,000)	(33,999,000)
Notes payable and capital lease obligations, net of current portion	$ 5,270,000	$ 2,971,000